SEGMENT REPORTING	12 Months Ended
Dec. 31, 2014
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING

NOTE 20:- SEGMENT REPORTING

a.         General:

The Company's segment information has been prepared in accordance with ASC 280, "Segment Reporting." Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available that is evaluated regularly by the Company's chief operating decision-maker (CODM) in deciding how to allocate resources and assess performance. The Company's CODM is a combination of both its Chief Executive Officer and its Chief Financial Officer, who evaluates the Company's performance and allocates resources based on segment revenues and operating loss.

b.        The CODM evaluates the financial information under one reportable segment.

Historically, the Company operated under two reportable segments:

1.      Professional Aesthetic Devices (PAD), in which the Company engaged in research, development marketing and sales of aesthetic medical equipment for the treatment of body and face for dermatologists, plastic surgeons and other qualified practitioners worldwide (professional market).

2.     Emerging Business Units (EBU), includes Syneron Beauty, RBT, Light Instruments and Fluorinex products. The Company provides these products in various countries throughout North America, Europe, Israel and Asia Pacific.

Following the deconsolidation of Syneron Beauty, effective January 1, 2014 the Company eliminated the Emerging Business Unit and intends to operate going forward with a single business unit as CODM uses one measurement of profitability and does not segregate its business for internal reporting.

c.         Financial data relating to reportable operating segments:

The following financial information is the information that management uses for analyzing its results. The Company presents the segment information based on its reporting business units.

Segment operating loss is defined as loss from operations. Expenses included in segment operating loss consist principally of cost of revenues, selling and marketing costs, general and administrative costs and research and development costs.

As a result of the changes to the composition of the Company's operating and reportable segments as described above in note 20.b, for purposes of comparability, corresponding information for prior periods have been reclassified to conform to the current period presentation. Specifically, the insignificant portion of the EBU segment results (Light Instruments and RBT) that the Company continues to operate after the deconsolidation of Syneron Beauty has been aggregated to the PAD segment for all periods presented, such that the EBU segment for all periods presented only reflects the results of those subsidiaries that were deconsolidated and the PAD segment for all periods reflects the results of the Company's current single segment.

The tables below present financial information for the Company's one reportable segment for the year ended December 31, 2014, and two reportable segments for the year ended December 31, 2013 and 2012:

	Year ended December 31, 2014
	PAD	EBU	Total

Revenues from external customers	255,750	-	255,750
Operating loss	(2,217)	-	(2,217)
Financial expenses, net	(688)	-	(688)
loss before taxes on income	(2,905)	-	(2,905)
Segment goodwill	25,285	-	25,285
Segment identifiable assets	281,549	-	281,549

	Year ended December 31, 2013
	PAD	EBU	Total

Revenues from external customers	232,129	24,786	256,915
Operating income (loss)	1,681	(7,800)	(6,119)
Financial income (expenses), net	221	(195)	26
Income (loss) before taxes on income	1,902	(7,995)	(6,093)
Segment goodwill	20,976	-	20,976
Segment identifiable assets	284,501	-	284,501

	Year ended December 31, 2012
	PAD	EBU	Total

Revenues from external customers	241,225	22,397	263,622
Operating income (loss)	2,666	(10,434)	(7,768)
Financial income (expenses), net	1,113	(188)	925
Income (loss) before taxes on income	3,779	(10,622)	(6,843)
Segment goodwill	20,541	4,678	25,219
Segment identifiable assets	274,363	19,516	293,879

d.        Financial data relating to geographic areas:

The Company's total revenues are attributed to geographic areas based on the location of the end customer.

The following table presents total revenues and long lived assets for the years ended December 31, 2014, 2013 and 2012. Other than as shown, no foreign country contributed materially to revenues or long-lived assets for these periods.

	2014		2013		2012
	Total revenue	Long-lived assets	Total revenue	Long-lived assets	Total revenue	Long-lived assets

North America	$91,825	$2,601	$90,618	$2,917	$93,247	$3,467
Europe and Middle East (excluding Israel)	82,786	296	87,539	407	86,436	399
Asia Pacific	44,406	138	39,744	76	41,423	95
Japan	25,460	9	26,409	12	30,816	17
Israel	3,217	3,967	4,620	3,191	3,924	2,170
Others	8,056	-	7,985	-	7,776	-

	$255,750	$7,011	$256,915	$6,603	$263,622	$6,148

e.        Significant customers:

No major customer accounted for more than 10% of the Company's consolidated revenues for the years ended December 31, 2014, 2013 and 2012.